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                                                     1940 Act File No. 811-6038

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                ________________


                                    FORM N-2

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 6

                         THE EMERGING GERMANY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          Four Embarcadero Center, San Francisco, California 94111-4189
                    (Address of Principal Executive Offices)

                                 (415) 954-5400
              (Registrant's Telephone Number, including Area Code)

                               Robert J. Goldstein
                         The Emerging Germany Fund, Inc.
                             Four Embarcadero Center
                      San Francisco, California 94111-4189
                     (Name and Address of Agent for Service)


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                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         New Section 14 of Article II of the Registrant's Bylaws and restated
Section 2 of Article II of Registrant's Bylaws, each as adopted on April 6, 1998, by the Registrant's Board of Directors, are filed herewith as Exhibit 2.b.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California, on the 17th day of April, 1998.

                                                THE EMERGING GERMANY FUND, INC.

                                               By  /s/ ROBERT J. GOLDSTEIN
                                                   ------------------------
                                                   Robert J. Goldstein
                                                   Secretary

                                       2
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                                  EXHIBIT INDEX
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

             Exhibit No.                           Description                       Method of Filing

                2.b.                   Sections 2 and 14 of Article II of            Filed herewith
                                       the Registrant's Bylaws
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